UNITED SATATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                     MANAGEMENT INVESTMENT COMPANIES


          Investment Company Act file number:  811-08763

          Name of registrant: MH Elite Portfolio of Funds, Inc.

          Address: 43 Highlander Drive
                   Scotch Plains, NJ 07076

          Agent for service: MH Elite Portfolio of Funds, Inc.
                             43 Highlander Drive
                             Scotch Plains, NJ 07076

          Registrants telephone number: 1-800-318-7969

          Date of fiscal year end: December 31

          Reporting period:  July 1, 2011 through June 30, 2012





                             PROXY VOTING RECORD

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MH Elite Small Cap Fund of Funds
--------------------------------

BMO Small Cap Growth Y

Exchange Ticker Symbol:   MRSCX        CUSIP: 572353829
Shareholder Meeting Date: 10/06/11

                                           Proposed by
Proposal                                         Security  MH Elite   Mgmt
                                         Issuer   Holder    Voted     Recd
---------------------------------------  ------  --------  --------   ----

To approve a new investment advisory        X                 For     For
agreement between the Corporation
and M&I Investment Management
Corp. (the Adviser)

To elect eight directors                    X                 For     For

To approve the reclassification of          X                 For     For
limitation regarding selling short
and buying on margin as non-fundamental.

To approve the modification of each         X                 For     For
Fund's fundamental investment limitation regarding issuing senior securities and borrowing money.

To approve the reclassification of each     X                 For     For
Fund's fundamental investment limitation regarding pledging assets as non-fundamental.

To approve the modification of each         X                 For     For
Fund's fundamental investment limitation regarding investing in commodities.

To approve the modification of each         X                 For     For
Fund's fundamental investment limitation regarding investing in real estate.

To approve the modification of each         X                 For     For
Fund's fundamental investment limitation regarding diversification of investments.

To approve the modification of each         X                 For     For
Fund's fundamental investment limitation regarding underwriting.

To approve a manager of managers            X                 For     For
structure for the Fund.
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Scheider Small Cap Value

Exchange Ticker Symbol:   SCMVX        CUSIP: 749255394

Shareholder Meeting Date: 06/19/12

                                           Proposed by
Proposal                                         Security  MH Elite   Mgmt
                                         Issuer   Holder    Voted     Recd
---------------------------------------  ------  --------  --------   ----

To elect eight directors                    X                 For     For

Ratification of the selection of            X                 For     For
PricewaterhouseCoopers LLP as
independent registered public
accounting firm for the fiscal
year ending August 31, 2012
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MH Elite Fund of Funds
----------------------


The Yacktman Fund


Exchange Ticker Symbol:   YACKX          CUSIP: 984281105

Shareholder Meeting Date: 6/26/2012


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----

To approve an Agreement and Plan of         X                 For       For
Reorganization, which provides for the
cquisition of the assets and assumption
of the liabilities of The Yacktman Fund
in exchange for shares of Yacktman Fund.
A vote in favor of the Agreement and
Plan of Reorganization will also
constitute a vote in favor of the
liquidation and dissolution of The
Yacktman Fund in connection with the
reorganization.

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                                 SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




(Registrant)    MH Elite Portfolio of Funds, Inc.

By (Signature and Title)    /s/ Jeff Holcombe

                                Jeff Holcombe
                                Vice President


Date: August 28, 2012